Intellectual Property net (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Intellectual Property net
Schedule of capitalized patents
	May 31,	August 31,
	2025	2024
Balance – beginning	$516,676	$462,625
Additions	60,496	145,591
Impairment	(33,540)	(57,836)
Amortization	(27,212)	(33,704)
Balance – ending	$516,420	$516,676

	August 31,	August 31,
	2024	2023
Balance – beginning	$462,625	$488,462
Addition	145,591	135,862
Impairment	(57,836)	(106,761)
Amortization	(33,704)	(54,938)
Balance – ending	$516,676	$462,625

Schedule of future amortization of patents
Fiscal Years Ending August 31,
2025	$25,821
2026	25,821
2027	25,821
2028	25,821
2029	25,821
Thereafter	387,315
Total	$516,420

Years Ending December 31,
2025	$25,813
2026	25,813
2027	25,813
2028	25,813
2029	25,813
Thereafter	$387,611
Total	$516,676